GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Reportable Segment in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 16,777,532		$ 17,226,828	$ 13,816,945	$ 14,905,260
Goodwill acquired			193,252	3,283,285	3,296
Effect of foreign currency translation	117,469		(223,564)	126,835	(66,251)
Goodwill derecognized in connection with the sale of a business			(438,911)		(17,719)
Impairment of goodwill		$ (833,100)	0	0	(833,075)
Reallocation of accumulated impairment losses due to change in reporting units					357,933
Reclassification of goodwill to assets held for sale					(529,541)
Measurement-period adjustments	3,470		19,927	(237)	(2,958)
Goodwill, balance at end of period	16,898,471		16,777,532	17,226,828	13,816,945
Merchant Solutions
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	16,777,532		17,226,828	13,816,945	14,063,682
Goodwill acquired			193,252	3,283,285	3,296
Effect of foreign currency translation			(223,564)	126,835	(66,251)
Goodwill derecognized in connection with the sale of a business			(438,911)		(17,719)
Impairment of goodwill					0
Reallocation of accumulated impairment losses due to change in reporting units					0
Reclassification of goodwill to assets held for sale					(163,105)
Measurement-period adjustments			19,927	(237)	(2,958)
Goodwill, balance at end of period			16,777,532	17,226,828	13,816,945
Consumer Solutions Segment
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 0		0	0	841,578
Goodwill acquired			0	0	0
Effect of foreign currency translation			0	0	0
Goodwill derecognized in connection with the sale of a business			0		0
Impairment of goodwill					(833,075)
Reallocation of accumulated impairment losses due to change in reporting units					357,933
Reclassification of goodwill to assets held for sale					(366,436)
Measurement-period adjustments			0	0	0
Goodwill, balance at end of period			$ 0	$ 0	$ 0